Retirement Plans And Postretirement Benefits (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
U.S. [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 126,985	$ 139,746
Fair value of plan assets	99,845	109,845
Foreign [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	20,601	18,843
Fair value of plan assets	$ 14,396	$ 13,618